Reverse Recapitalization (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024		Sep. 30, 2024		Mar. 31, 2025	Sep. 30, 2023 [1]
Reverse Recapitalization [Line Items]
Authorized shares of capital	55,000,000
Par value per share (in Dollars per share)	$ 0.0001	[1]	$ 0.0001	[1]	$ 0.0001	$ 0.0001
Preferred stock par value (in Dollars per share)	$ 0.0001	[1]	$ 0.0001	[1]	$ 0.0001	$ 0.0001
Outstanding stock options ratio	1:35
Business combination expire term	5 years
Number of aggregate ordinary shares	26,668
Percentage of aggregate ordinary shares	40.00%
Number of redeem shares	41,305
Brilliant totaling (in Dollars)	$ 3,881,627
Common stock shares issued	4,930,531	[1]	2,098,999	[1]	5,013,863	1,259,333
Additional paid-in capital (in Dollars)			$ 938,416
Warrant [Member]
Reverse Recapitalization [Line Items]
Warrants outstanding	837,625
Brilliant [Member]
Reverse Recapitalization [Line Items]
Reduction to additional paid-in capital (in Dollars)			1,802,184
Transaction costs and fees (in Dollars)			$ 450,000
Common Stock [Member]
Reverse Recapitalization [Line Items]
Authorized shares of capital	40,000,000
Common stock conversion shares	1,312,494
Common stock shares issued	1,312,494
Class A Ordinary Shares [Member] | Brilliant [Member]
Reverse Recapitalization [Line Items]
Redemption price per share (in Dollars per share)	$ 92.56
Gross redemption payments (in Dollars)	$ 3,822,431
Sponsor [Member]
Reverse Recapitalization [Line Items]
Common stock shares issued	12,935
Preferred Stock [Member]
Reverse Recapitalization [Line Items]
Authorized shares of capital	15,000,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.